Debt - Schedule of Long Term Debt Obligations (Details) (Parenthetical) - Successor [Member] - National Bank of Oman [Member] $ in Thousands	Sep. 30, 2018 USD ($)
Line of credit	$ 60,000
Line of credit	$ 20,000